091-21271-fn

For Internal Use Only
Sec File No. 9-

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and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
National Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Trust
3. Class of New Derivative Securities Product:
Equity
4. Name of Underlying Instrument:
First Trust Horizon Managed Volatility Domestic ETF
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
HUSV
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Domestic Stock Exchange
8. Settlement Methodology of New Derivative Securities Product:
Cash
9. Position Limits of New Derivative Securities Product (if applicable):

SEC
Mail Processing
Section
SEP 12 2016
Washington DC
412

16019182

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
James Buckley

Title:
Chief Regulatory Officer

Telephone Number:
201-499-3698

Manual Signature of Official Responsible for Form:

Date:
September 6, 2016

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP 12 2016

SEC 2449 (6-01)

N S X
National Stock Exchange

SEC
Mail Processing
Section
SEP 12 2016
Washington DC
412

James G. Buckley
Chief Regulatory Officer
t: 201.499.3698
f: 201.499.0727
james.buckley@nsx.com

VIA FED EX

September 6, 2016

Ms. Gail Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549

Securities and Exchange
SEP 12 2016
RECEIVED

Re: Securities Exchange Act Forms 19b-4(e)

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) under the Securities Exchange Act of 1934, enclosed please find one original and nine copies of completed Forms 19b-4(e), executed on behalf of the National Stock Exchange, Inc. (the "Exchange") for each of the following securities which were recently approved for trading on the Exchange:

1) WTRX
2) MLPE
3) EUFS
4) PMPT
5) BTEC
6) GENY
7) HUSV
8) HDMV

Please contact me at (201) 499-3698 if you have any questions.

Very truly yours,

James G. Buckley
Chief Regulatory Officer

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP 12 2016